COLUMBIA FUNDS VARIABLE INSURANCE TRUST
                COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES
                                  (the "Fund")

                   Supplement dated May 13, 2008 to the
             Prospectuses and Statement of Additional Information
                            dated May 1, 2008

             Effective immediately, Daniel H. Cole and Clifford D. Siverd will no longer serve as co-managers of the Fund. Accordingly, all references to Daniel H. Cole and Clifford D. Siverd as co-managers of the Fund are removed from the Prospectuses and Statement of Additional Information for all share classes of the Fund.